Provisions (Details) - Schedule of provisions ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Provisions (Details) - Schedule of provisions [Line Items]
Balance as at January 1, 2019	₪ 213
Balance as at December 31, 2019	174
Provisions created	40
Provisions used	(57)
Provisions cancelled	(22)
Current		₪ 125	$ 36	₪ 175
Non-current		49	$ 14	38
Total provisions	174	174		213
Customer Claims [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Balance as at January 1, 2019	134
Balance as at December 31, 2019	111
Provisions created	22
Provisions used	(31)
Provisions cancelled	(14)
Current		111
Total provisions	111	111		134
Additional Legal Claims [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Balance as at January 1, 2019	35
Balance as at December 31, 2019	9
Provisions created	7
Provisions used	(26)
Provisions cancelled	(7)
Current		9
Total provisions	9	9		35
Dismantling and Clearing of Cellular and Other Sites [Member]
Provisions (Details) - Schedule of provisions [Line Items]
Balance as at January 1, 2019	44
Balance as at December 31, 2019	54
Provisions created	11
Provisions cancelled	(1)
Current		5
Non-current		49
Total provisions	₪ 54	₪ 54		₪ 44